CONVERTIBLE NOTES PAYABLE (Details 1) - USD ($)	Mar. 31, 2018	Sep. 30, 2017	May 31, 2017	Dec. 27, 2016	Oct. 25, 2016	Sep. 30, 2016	Aug. 25, 2016
Principal amount	$ 1,252,097	$ 85,000
Less: unamortized debt discount	(591,022)
Convertible notes payable, net - current	661,075	183,915				$ 10,834
Convertible note payable current [Member]
Principal amount	$ 1,252,097	693,790	$ 6,407	$ 220,000	$ 95,000	65,000	$ 85,000
Less: unamortized debt discount		(509,875)				(54,166)
Convertible notes payable, net - current		$ 183,915				$ 10,834